DERIVATIVE INSTRUMENTS - Schedule of Notional Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Assets	$ 6,234	$ 1,693
Liabilities	(5,016)	(119)
Derivatives designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,415	1,248
Assets	9	3
Liabilities	(30)	(17)
Derivatives designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,469	1,499
Assets	1	12
Liabilities	(43)	(5)
Derivatives designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	2,914	1,797
Assets	6	12
Liabilities	(35)	0
Derivatives not designated as hedging instruments:
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	203,277	61,902
Assets	6,231	1,693
Liabilities	(5,015)	(119)
Derivatives not designated as hedging instruments: | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	47,200	46,883
Assets	1,601	1,571
Liabilities	0	0
Derivatives not designated as hedging instruments: | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	7,603	7,447
Assets	81	28
Liabilities	(39)	(59)
Derivatives not designated as hedging instruments: | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	43,519	1,001
Assets	1,001	35
Liabilities	(1,545)	(16)
Derivatives not designated as hedging instruments: | Interest rate options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	77	0
Assets	0	0
Liabilities	0	0
Derivatives not designated as hedging instruments: | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	85,435	2,027
Assets	3,071	32
Liabilities	(3,116)	(22)
Derivatives not designated as hedging instruments: | Inflation swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	13,645	0
Assets	461	0
Liabilities	$ (207)	$ 0